Royalty bond (Tables)	12 Months Ended
Dec. 31, 2017
Royalty bond
Schedule of changes in the Group's liabilities arising from financing activities regarding the royalty bond

DKK thousand
January 1, 2017	332,243
Financing cash flows (repayment)	-176,360
Amortization of financing costs	5,748
Exchange rate adjustments	-25,897

December 31, 2017	135,734